CONVERTIBLE NOTE PAYABLES	12 Months Ended
Jul. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTE PAYABLES

Note 6 - CONVERTIBLE NOTE PAYABLES

The Company had convertible note payables with three third parties with stated interest rates ranging between 10% and 12% and 22% default interest not including penalties. These notes have a conversion feature such that the Company could not ensure it would have adequate authorized shares to meet all possible conversion demands; accordingly, the conversion option has been treated as a derivative liability in the accompanying interim financial statements. As of July 31, 2021, the Company had the following third-party convertible notes outstanding:

	Lender	Origination	Maturity	Amount	Interest

Note*	Power Up	12-29-14	10-15-14	95,848.00	12%
Note*	Power Up	9-12-14	9-12-15	32,149.00	12%
Note	GS Capital	6-22-21	6-22-22	151,500.00	10%
				279,497.00
Discount				-
				$ 279,497.00

*Note is currently in default.

During the year ended July 31, 2021, third-party lenders converted $232,057 of principal and interest into 22,187,901 shares of common stock.

The variables used for the Black-Scholes model are as listed below:

	July 31,2021	July 31, 2020

●	Volatility: 253% - 466%	Volatility: 191% - 455%

●	Risk free rate of return: 1.24%- 1.53%	Risk free rate of return: 1.93% - 1.99%

●	Expected term: 1-3 years	Expected term: 1-3 years

On June 30, 2021, a third-party loaned the Company $151,500 in a 12% debenture that matures on June 30, 2022. The transaction netted the Company $125,000.00 after legal fees and due diligence expenses. The third party was also issued 2,500,000 shares of common stock as a loan incentive.  Of the $125,000 proceeds, $93,899 was used to settle $391,196 of debt resulting in debt settlement income of $297,297.